ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.                       ACQUIRED INTANGIBLE ASSETS, NET

The costs and accumulated amortization of acquired intangible assets were as follows:

	As of December 31,
	2012	2013
Intangible assets not subject to amortization:
Domain name	567	584
Intangible assets subject to amortization:
Customer relationship	3,999	4,116
Operating licenses	1,004	1,034
Complete technology	2,938	5,524
Contract backlog	302	311
Non-compete agreement	275	1,383
Content copyright	20	21
Partnership agreement	3,384	3,482
Complete applications	—	1,700
Total intangible assets	12,489	18,155
Less: Accumulated amortization
Customer relationship	(2,878)	(3,387)
Operating licenses	(516)	(537)
Complete technology	(1,611)	(2,204)
Contract backlog	(302)	(311)
Non-compete agreements	(250)	(289)
Content copyright	(20)	(21)
Partnership agreement	(1,271)	(2,035)
Complete applications	—	(79)
Accumulated amortization	(6,848)	(8,863)
Less: Accumulated impairment
Domain name	(36)	(37)
Customer relationship	(114)	(117)
Operating licenses	(478)	(492)
Non-compete agreements	(9)	(9)
Accumulated impairment	(637)	(655)
Intangible assets, net	5,004	8,637

The indefinite-lived intangible asset is the domain name of www.mapabc.com which was acquired in the acquisition of MapABC Technology in 2006. The domain name can be renewed indefinitely without significant cost.

The Group recorded amortization expense for acquired intangible assets of $1,778, $1,932 and $1,823 for the years ended December 31, 2011, 2012 and 2013, respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

Year 2014	3,995
Year 2015	2,277
Year 2016	848
Year 2017	500
Year 2018 and thereafter	470
8,090

The Group recorded an impairment loss for the acquired intangible assets of $19, $nil and $nil for the years ended December 31, 2011, 2012 and 2013, respectively. The impairment loss of $19 in 2011 was related to certain intangible assets held by Yadao Ads and Yadao Media since the Group estimated the expected future cash flows associated with these assets were insufficient to recover their carrying values.